Accounts Receivable - Allowance for Credit Losses Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	$ (160)	$ (150)	$ (120)
Commonwealth Edison Co [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	(47)	(32)	(33)
PECO Energy Co [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	(39)	(42)	(31)
Baltimore Gas and Electric Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	(17)	(15)	(8)
Pepco Holdings LLC [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	(24)	(43)	(17)
Potomac Electric Power Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	(9)	(24)	(7)
Delmarva Power & Light Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	(5)	(16)	(4)
Atlantic City Electric Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Current Period Provision for Expected Credit Losses	(10)	(2)	(5)
Customer accounts receivable
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	334	163
Current Period Provision for Expected Credit Losses	96	235
Writeoffs, net of recoveries	110	64
Ending balance	320	334	163
Customer accounts receivable | Commonwealth Edison Co [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	97	59
Current Period Provision for Expected Credit Losses	21	62
Writeoffs, net of recoveries	45	24
Ending balance	73	97	59
Customer accounts receivable | PECO Energy Co [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	116	55
Current Period Provision for Expected Credit Losses	23	79
Writeoffs, net of recoveries	34	18
Ending balance	105	116	55
Customer accounts receivable | Baltimore Gas and Electric Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	35	12
Current Period Provision for Expected Credit Losses	15	30
Writeoffs, net of recoveries	12	7
Ending balance	38	35	12
Customer accounts receivable | Pepco Holdings LLC [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	86	37
Current Period Provision for Expected Credit Losses	37	64
Writeoffs, net of recoveries	19	15
Ending balance	104	86	37
Customer accounts receivable | Potomac Electric Power Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	32	13
Current Period Provision for Expected Credit Losses	13	24
Writeoffs, net of recoveries	8	5
Ending balance	37	32	13
Customer accounts receivable | Delmarva Power & Light Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	22	11
Current Period Provision for Expected Credit Losses	6	15
Writeoffs, net of recoveries	10	4
Ending balance	18	22	11
Customer accounts receivable | Atlantic City Electric Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	32	13
Current Period Provision for Expected Credit Losses	18	25
Writeoffs, net of recoveries	1	6
Ending balance	49	32	13
Other Receivables
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	71	48
Current Period Provision for Expected Credit Losses	11	33
Writeoffs, net of recoveries	10	10
Ending balance	72	71	48
Other Receivables | Commonwealth Edison Co [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	21	20
Current Period Provision for Expected Credit Losses	(2)	5
Writeoffs, net of recoveries	2	4
Ending balance	17	21	20
Other Receivables | PECO Energy Co [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	8	7
Current Period Provision for Expected Credit Losses	3	3
Writeoffs, net of recoveries	4	2
Ending balance	7	8	7
Other Receivables | Baltimore Gas and Electric Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	9	5
Current Period Provision for Expected Credit Losses	4	7
Writeoffs, net of recoveries	4	3
Ending balance	9	9	5
Other Receivables | Pepco Holdings LLC [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	33	16
Current Period Provision for Expected Credit Losses	6	18
Writeoffs, net of recoveries	0	1
Ending balance	39	33	16
Other Receivables | Potomac Electric Power Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	13	7
Current Period Provision for Expected Credit Losses	3	6
Writeoffs, net of recoveries	0	0
Ending balance	16	13	7
Other Receivables | Delmarva Power & Light Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	9	4
Current Period Provision for Expected Credit Losses	(1)	5
Writeoffs, net of recoveries	0	0
Ending balance	8	9	4
Other Receivables | Atlantic City Electric Company [Member]
Accounts Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	11	5
Current Period Provision for Expected Credit Losses	4	7
Writeoffs, net of recoveries	0	1
Ending balance	$ 15	$ 11	$ 5